Financial Assets and Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions			1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Sep. 30, 2023 USD ($) XBB Multiple	Sep. 30, 2023 EUR (€) Days Agreement € / shares	Sep. 30, 2023 USD ($) Days Agreement	Dec. 31, 2022	Sep. 30, 2023 USD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Convertible Senior Notes				€ 421.7
Fair Value of Convertible Notes				€ 389.5
Share price | € / shares				€ (51)
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB			1.925
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB			1.65
Carrying amount of royalty funding liabilities				€ 139.6
Fair value of royalty funding liabilities				140.2
Royalty Pharma [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange | $			$ 150,000,000
Funding received in exchange of royalty payments | $			$ 150,000,000
Net proceeds after deduting offering expenses				€ 136.3	$ 146,300,000
Royalty payment ending period			Dec. 31, 2031
Royalty Pharma [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple			1.65
Royalty Pharma [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple			1.925
U.S. SKYTROFA [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange | $			$ 150,000,000
Revenue interest payment in percentage in exchange for funding			9.15%
Royalty payment beginning period			Jan. 01, 2025
Historical volatility for shares, measurement input [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%			10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				10.00%			10.00%
Share Price Measurement Input [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value				€ 18.2
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%			10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				10.00%			10.00%
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value				€ 12.8
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares							$ 166.34
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate per note | $ / shares							$ 6.0118
Principal amount | $		$ 575,000,000
Borrowings redemption period				April 7, 2025	April 7, 2025
Borrowings condition for redemption				but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.	but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption				130.00%	130.00%
Borrowings threshold trading days for redemption | Days				20	20
Borrowings threshold consecutive trading days for redemption | Agreement				30	30
Proceeds from issue of bonds, notes and debentures	€ 503.3	$ 557,900,000
Borrowings, maturity	April 1, 2028	April 1, 2028
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $							$ 1,000
Fixed interest rate [member] | Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest Rate		2.25%		2.25%			2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average Duration Of Marketable Securities				2 months 9 days	2 months 9 days	3 months 6 days